Income Taxes (Details Narrative)	12 Months Ended
Dec. 31, 2023 USD ($)
Operating Loss Carryforwards [Line Items]
Increase in valuation allowance	$ 10,265,807
Net operating loss carryforwards	173,229,125
Expires Between 2035 and 2037 [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	22,050,149
No Expiration [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	$ 151,178,976